LIABILITY FOR EMPLOYEE RIGHTS UPON RETIREMENT (Narrative) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Defined benefit plan amount	₪ 23	₪ 20	₪ 17
Expected contribution to defined benefit plan [Member]
Disclosure of defined benefit plans [line items]
Defined benefit plan amount	₪ 7